Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities	12 Months Ended
Dec. 31, 2017
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Costs Incurred for Property Acquisitions, Exploration and Development Activities

Costs Incurred for Property Acquisitions, Exploration and Development Activities

	2017
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Exploration costs	31,585	984	32,569
Development costs	110,104	18,596	128,700

Total	141,689	19,580	161,269

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	2,503	2,503

	2016
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Exploration costs	28,413	685	29,098
Development costs	83,785	13,870	97,655

Total	112,198	14,555	126,753

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	1,990	1,990

	2015
	Mainland China	Other	Total
	RMB	RMB	RMB
The Group
Property acquisition costs	—	456	456
Exploration costs	28,542	1,011	29,553
Development costs	100,328	18,611	118,939

Total	128,870	20,078	148,948

Equity method investments
Share of costs of property acquisition, exploration and development of associates and joint ventures	—	2,798	2,798